Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Comprehensive Income
Total Revenue	$ 8,220	$ 6,275	$ 15,540	$ 12,629
Product Sales	8,045	6,048	15,302	12,359
Collaboration Revenue	175	227	238	270
Cost of sales	(2,191)	(984)	(4,055)	(2,404)
Gross Profit	6,029	5,291	11,485	10,225
Distribution costs	(103)	(104)	(202)	(191)
Research and development expense	(1,829)	(1,389)	(3,542)	(2,777)
Selling, general and administrative costs	(3,098)	(2,635)	(6,027)	(5,354)
Other operating income and expense	128	121	1,308	601
Operating Profit	1,127	1,284	3,022	2,504
Finance income	7	22	27	73
Finance expense	(326)	(329)	(629)	(661)
Share of after-tax losses in associates and joint ventures	(44)	(16)	(48)	(20)
Profit Before Tax	764	961	2,372	1,896
Taxation	(214)	(223)	(260)	(408)
Profit for the period	550	738	2,112	1,488
Other comprehensive income:
Remeasurement of the defined benefit pension liability	211	(645)	692	(205)
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	81	898	(27)	1,069
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	1	(15)	2	6
Tax on items that will not be reclassified to profit or loss	146	(13)	52	(79)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	439	225	719	791
Foreign exchange arising on consolidation	166	114	59	(494)
Foreign exchange arising on designated borrowings in net investment hedges	72	363	(230)	(17)
Fair value movements on cash flow hedges	27	56	(59)	(131)
Fair value movements on cash flow hedges transferred to profit or loss	(48)	(46)	73	(1)
Fair value movements on derivatives designated in net investment hedges	(6)		7	60
Costs of hedging	(1)	9	(2)	4
Tax on items that may be reclassified subsequently to profit or loss	(8)	(44)	18	29
Other comprehensive income that may be reclassified to profit or loss, net of tax	202	452	(134)	(550)
Other comprehensive income for the period, net of tax	641	677	585	241
Total comprehensive income for the period	1,191	1,415	2,697	1,729
Owners of the Parent	550	756	2,111	1,536
Non-controlling interests		(18)	1	(48)
Total comprehensive income attributable to:
Owners of the Parent	1,190	1,432	2,696	1,777
Non-controlling interests	1	(17)	1	(48)
Total comprehensive income for the period	$ 1,191	$ 1,415	$ 2,697	$ 1,729
Basic earnings loss per (in dollars per share)	$ 0.42	$ 0.58	$ 1.61	$ 1.17
Diluted earnings loss per Share (in dollars per share)	$ 0.42	$ 0.58	$ 1.60	$ 1.17
Weighted average number of Ordinary Shares in issue for basic earnings	1,312	1,312	1,312	1,312
Diluted weighted average number of Ordinary Shares in issue (millions)	1,318	1,313	1,319	1,313